Debt and credit facilities (Tables)	12 Months Ended
Dec. 31, 2014
Debt and credit facilities [Abstract]
Schedule of Short-term Debt
	Interest	December 31,
	Rate(s)	2014	2013

Short-term bank loan	7.2%	$-	$4,101
Agreements for sale of receivables	1.6%-1.7%	-	2,633
Total short-term loans		$-	$6,734